Segment information - Income statement related (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information
Net revenues	SFr 14,921	SFr 22,696	SFr 22,389
Income/(loss) before taxes	(3,258)	(600)	3,467
Switzerland
Segment Reporting Information
Net revenues	5,436	7,285	7,719
Income/(loss) before taxes	(988)	257	1,770
EMEA
Segment Reporting Information
Net revenues	1,763	3,524	3,885
Income/(loss) before taxes	(1,645)	(4,929)	(124)
Americas
Segment Reporting Information
Net revenues	6,054	8,827	7,614
Income/(loss) before taxes	664	3,781	1,577
Asia Pacific
Segment Reporting Information
Net revenues	1,668	3,060	3,171
Income/(loss) before taxes	(1,289)	291	244
Operating Segments [Member] | Investment Bank
Segment Reporting Information
Net revenues	4,607	9,908	10,153
Income/(loss) before taxes	(3,116)	(3,473)	1,910
Operating Segments [Member] | Asset Management
Segment Reporting Information
Net revenues	1,294	1,508	1,140
Income/(loss) before taxes	146	362	28
Operating Segments [Member] | Swiss Universal Bank (old)
Segment Reporting Information
Net revenues	4,093	4,316	4,212
Income/(loss) before taxes	1,545	1,918	1,468
Operating Segments [Member] | International Wealth Management (old)
Segment Reporting Information
Net revenues	4,952	7,031	7,081
Income/(loss) before taxes	(631)	2,307	2,053
Corporate Center
Segment Reporting Information
Net revenues	(25)	(67)	(197)
Income/(loss) before taxes	(1,202)	(1,714)	(1,992)
Bank
Segment Reporting Information
Net revenues	15,213	23,042	22,503
Income/(loss) before taxes	(3,331)	(91)	3,211
Bank | Switzerland
Segment Reporting Information
Net revenues	7,154	8,382	8,659
Income/(loss) before taxes	543	1,659	2,477
Bank | EMEA
Segment Reporting Information
Net revenues	523	2,916	3,162
Income/(loss) before taxes	(2,907)	(5,554)	(847)
Bank | Americas
Segment Reporting Information
Net revenues	6,134	8,896	7,765
Income/(loss) before taxes	374	3,574	1,419
Bank | Asia Pacific
Segment Reporting Information
Net revenues	1,402	2,848	2,917
Income/(loss) before taxes	(1,341)	230	162
Bank | Operating Segments [Member] | Investment Bank
Segment Reporting Information
Net revenues	4,607	9,908	10,153
Income/(loss) before taxes	(3,116)	(3,473)	1,910
Bank | Operating Segments [Member] | Asset Management
Segment Reporting Information
Net revenues	1,294	1,508	1,140
Income/(loss) before taxes	146	362	28
Bank | Operating Segments [Member] | Swiss Universal Bank (old)
Segment Reporting Information
Net revenues	4,093	4,316	4,212
Income/(loss) before taxes	1,545	1,918	1,468
Bank | Operating Segments [Member] | International Wealth Management (old)
Segment Reporting Information
Net revenues	4,952	7,031	7,081
Income/(loss) before taxes	(631)	2,307	2,053
Bank | Adjustments
Segment Reporting Information
Net revenues	267	279	(83)
Income/(loss) before taxes	SFr (1,275)	SFr (1,205)	SFr (2,248)